FAIR VALUE OF FINANCIAL INSTRUMENTS (Schedule of Fair Value Measurements) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Assets:
Derivative assets		$ 73
Total financial assets		73
Liabilities:
Contingent consideration in connection to the acquisitions	$ 37,904
Total financial liabilities	37,904
Level 1 [Member]
Assets:
Derivative assets
Total financial assets
Liabilities:
Contingent consideration in connection to the acquisitions
Total financial liabilities
Level 2 [Member]
Assets:
Derivative assets		73
Total financial assets		73
Liabilities:
Contingent consideration in connection to the acquisitions
Total financial liabilities
Level 3 [Member]
Assets:
Derivative assets
Total financial assets
Liabilities:
Contingent consideration in connection to the acquisitions	37,904
Total financial liabilities	$ 37,904